UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09541
                                   --------------------------------------------

                            AmeriPrime Advisors Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

431 N. Pennsylvania Street      Indianapolis, IN          46204
-------------------------------------------------------------------------------
  (Address of principal executive offices)             (Zip code)

Lynn Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
---------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   11/30
                        --------------------

Date of reporting period:  08/31/04
                         -----------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

BULL MOOSE GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)

COMMON STOCKS - 87.86%                                                                   SHARES                VALUE
                                                                                      -------------        ---------------

AGRICULTURAL CHEMICALS - 2.48%
IMC Global, Inc.                                                                             4,000           $     63,760
                                                                                                           ---------------

AIR COURIER SERVICES - 1.12%
Fedex Corporation                                                                              350                 28,697
                                                                                                           ---------------

BIOLOGICAL PRODUCTS - 0.78%
Novavax, Inc. (a)                                                                            6,000                 20,100
                                                                                                           ---------------

BITUMINOUS COAL & LIGNITE SURFACE MINING - 1.35%
Peabody Energy Corp.                                                                           650                 34,658
                                                                                                           ---------------

CABLE & OTHER PAY TELEVISION SERVICES - 0.91%
Liberty Media Corp. - Class A (a)                                                            2,144                 19,103
Liberty Media International Corp. - Class A (a)                                                129                  4,360
                                                                                                           ---------------
                                                                                                                   23,463
                                                                                                           ---------------

CHEMICAL & ALLIED PRODUCTS - 2.85%
Monsanto Co.                                                                                 2,000                 73,200
                                                                                                           ---------------

COMMERCIAL PRINTING - 2.27%
Donnelley, R.R. & Sons                                                                       1,900                 58,387
                                                                                                           ---------------

COMPUTER PERIPHERAL EQUIPMENT - 1.46%
Symbol Technolgies Inc.                                                                      2,900                 37,410
                                                                                                           ---------------

CONVERTED PAPER & PAPERBOARD PRODUCTS - 2.56%
3M Co.                                                                                         800                 65,888
                                                                                                           ---------------

CRUDE PETROLEUM & NATURAL GAS - 3.34%
Talisman Energy, Inc.                                                                        3,750                 85,725
                                                                                                           ---------------

DRAWING & INSULATING OF NONFERROUS WIRE - 2.03%
Corning, Inc. (a)                                                                            5,150                 52,118
                                                                                                           ---------------

ELECTRONIC COMPUTERS - 1.61%
Apple Computer, Inc. (a)                                                                     1,200                 41,388
                                                                                                           ---------------

FOOD & KINDRED PRODUCTS - 3.81%
Altria Group, Inc.                                                                           2,000                 97,900
                                                                                                           ---------------

GAS & OTHER SERVICES COMBINED - 3.59%
Sempra Energy                                                                                2,550                 92,182
                                                                                                           ---------------

HEATING & COOLING EQUIPMENT - 2.20%
American Standard Companies, Inc. (a)                                                        1,500                 56,415
                                                                                                           ---------------

HOSPITAL & MEDICAL SERVICE PLANS - 2.57%
UnitedHealth Group, Inc.                                                                     1,000                 66,130
                                                                                                           ---------------

INDUSTRIAL INORGANIC CHEMICALS - 3.28%
Minerals Technology, Inc.                                                                    1,500                 84,255
                                                                                                           ---------------

MISCELLANEOUS CHEMICAL PRODUCTS - 3.80%
Cabot Corp.                                                                                  2,450                 97,608
                                                                                                           ---------------

MISCELLANEOUS TRANSPORTATION EQUIPMENT - 1.10%
Polaris Industries, Inc.                                                                       600                 28,296
                                                                                                           ---------------

MOTOR HOMES - 0.85%
Thor Industries Inc.                                                                           850                 21,777
                                                                                                           ---------------

BULL MOOSE GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
AUGUST 31, 2004 (UNAUDITED)

COMMON STOCKS - 87.86% - CONTINUED                                                       SHARES                VALUE
                                                                                      -------------        ---------------
NATIONAL COMMERCIAL BANKS - 4.21%
MBNA Corp.                                                                                   2,050           $     49,487
Wachovia Corp.                                                                               1,250                 58,637
                                                                                                           ---------------
                                                                                                                  108,124
                                                                                                           ---------------

OIL & GAS FIELD SERVICES - 2.04%
Schlumberger Ltd.                                                                              850                 52,530
                                                                                                           ---------------

PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 2.75%
Avon Products, Inc.                                                                          1,600                 70,688
                                                                                                           ---------------

PETROLEUM REFINING - 1.63%
Suncor Energy, Inc.                                                                          1,500                 41,880
                                                                                                           ---------------

PHARMACEUTICAL PREPARATIONS - 5.44%
Allergan, Inc.                                                                                 400                 29,860
Hollis-Eden Pharmaceuticals (a)                                                              3,100                 30,318
IVAX Corp.                                                                                   2,875                 55,660
Schering Plough Corp.                                                                        1,300                 23,998
                                                                                                           ---------------
                                                                                                                  139,836
                                                                                                           ---------------

PRIMARY SMELTING & REFINING OF NONFERROUS METALS - 3.73%
Inco Ltd. (a)                                                                                1,850                 63,159
Phelps Dodge Corp.                                                                             400                 32,624
                                                                                                           ---------------
                                                                                                                   95,783
                                                                                                           ---------------

RADIOTELEPHONE COMMUNICATIONS - 0.71%
Vodafone Group Plc. (b)                                                                        800                 18,320
                                                                                                           ---------------

RADIO & TV BROADCASTING & Communications Equipment - 1.17%
Scientific-Atlanta, Inc.                                                                     1,100                 29,964
                                                                                                           ---------------

RAILROADS - 2.33%
Kansas City Southern (a)                                                                     4,000                 60,000
                                                                                                           ---------------

RETAIL - HOBBY, TOY & GAME SHOPS - 1.26%
Toys "R" Us, Inc. (a)                                                                        2,000                 32,480
                                                                                                           ---------------

RETAIL - RETAIL STORES - 1.97%
PETsMART, Inc.                                                                               1,800                 50,508
                                                                                                           ---------------

SEMICONDUCTORS & RELATED DEVICES - 1.44%
Microchip Technology, Inc.                                                                   1,400                 36,946
                                                                                                           ---------------

SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING, ETC. - 0.76%
Red Hat, Inc. (a)                                                                            1,600                 19,616
                                                                                                           ---------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 1.89%
Penn National Gaming, Inc. (a)                                                               1,250                 48,563
                                                                                                           ---------------

SERVICES - MISCELLANEOUS HEATH & ALLIED SERVICES - 0.88%
Lincare Holdings, Inc.                                                                         700                 22,498
                                                                                                           ---------------

SERVICES - SKILLED NURSING CARE FACILITIES - 1.79%
Manor Care, Inc.                                                                             1,500                 46,005
                                                                                                           ---------------

SOAP, DETERGENTS, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 2.18%
Procter & Gamble Co.                                                                         1,000                 55,970
                                                                                                           ---------------

STATE COMMERCIAL BANK - 1.96%
North Fork Bancorporation, Inc.                                                              1,200                 50,328
                                                                                                           ---------------

BULL MOOSE GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
AUGUST 31, 2004 (UNAUDITED)

COMMON STOCKS - 87.86% - CONTINUED                                                       SHARES                VALUE
                                                                                      -------------        ---------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 2.36%
Boston Scientific Corp. (a)                                                                  1,700           $     60,741
                                                                                                           ---------------

TELEPHONE & TELEGRAPH APPARATUS - 1.87%
Comverse Technology, Inc. (a)                                                                2,750                 48,152
                                                                                                           ---------------

WOMENS', MISSES', CHILDREN'S & Infants' Undergarments - 1.53%
The Warnaco Group, Inc. (a)                                                                  1,950                 39,273
                                                                                                           ---------------

TOTAL COMMON STOCKS (COST $2,025,092)                                                                           2,257,562
                                                                                                           ---------------

WARRANTS - 0.79%
Inco Ltd., Expires 08/21/2006 (a)                                                            1,500                 20,205
                                                                                                           ---------------

TOTAL WARRANTS (COST $20,865)                                                                                      20,205
                                                                                                           ---------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT
                                                                                      -------------
CONVERTIBLE CORPORATE BONDS - 0.92%
Corning, Inc., 0.00%, 11/08/2015                                                          $ 30,000                 23,588
                                                                                                           ---------------

TOTAL CONVERTIBLE CORPORATE BONDS (COST $20,178)                                                                   23,588
                                                                                                           ---------------

U.S. TREASURY & AGENCY OBLIGATIONS - 0.51%
U.S. Treasury Inflationary Index Note, 3.00%, 07/15/2012                                     5,258                  5,811
U.S. Treasury STRIP Note, 0.00%, 11/15/2027                                                 25,000                  7,343
                                                                                                           ---------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $12,973)                                                            13,154
                                                                                                           ---------------

                                                                                         SHARES
                                                                                      -------------
CONVERTIBLE PREFERRED STOCKS - 1.00%
Schering Plough, 6.00%, 09/14/07                                                               500                 25,812
                                                                                                           ---------------

TOTAL CONVERTIBLE PREFERRED STOCKS (COST $25,900)                                                                  25,812
                                                                                                           ---------------

MONEY MARKET SECURITIES - 5.25%
Huntington Money Market Fund, 0.40% (c)                                                    135,000                135,000
                                                                                                           ---------------

TOTAL MONEY MARKET SECURITIES (COST $135,000)                                                                     135,000
                                                                                                           ---------------

TOTAL INVESTMENTS (COST $2,240,008) - 96.33%                                                                    2,475,321
                                                                                                           ---------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.67%                                                                      94,287
                                                                                                           ---------------

TOTAL NET ASSETS - 100.00%                                                                                    $ 2,569,608
                                                                                                           ===============

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the coupon rate shown represents the rate at August 31, 2004.



TAX RELATED
Unrealized appreciation                                                                                      $    308,000
Unrealized depreciation                                                                                           (72,687)
                                                                                                           ---------------
Net unrealized appreciation                                                                                  $    235,313
                                                                                                           ===============

Aggregate cost of securities for income tax purposes                                                         $  2,240,008
                                                                                                           ---------------

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   AmeriPrime Advisors Trust
           ------------------------------------------

By
*        /s/ Anthony J. Ghoston
     ------------------------------------------------
       Anthony J. Ghoston, President

Date       10/27/04
     ------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*      /s/ Anthony J. Ghoston
    ------------------------------------------------
      Anthony J. Ghoston, President

Date         10/27/04
    ------------------------------------------------

By
*    /s/ Thomas G. Napurano
    ------------------------------------------------
  Thomas G. Napurano, Chief Financial Officer and Treasurer

Date         10/28/04
     -----------------------------------------------